Supplementary Financial Information (Schedule of Trade Accounts Receivable) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Wholesale and retail trade accounts receivable	$ 542	$ 604
Allowance for uncollectible accounts	9	15	$ 14	$ 9
Trade accounts receivable — net	533	589
Unbilled Receivables, Current	$ 231	$ 239